Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2025 and the six months ended June 30, 2026, as well as any related amounts payable as of December 31, 2025 and June 30, 2026:

	Year Ended December 31, 2025			Six Months Ended June 30, 2026
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$9,059,444	$15,589,065	$2,770,160	$7,779,781	$1,778,504	$8,771,437
Asset management fees	4,402,526	5,714,373	1,136,501	2,293,764	504,562	2,925,703
Property management fees	1,871,969	2,404,038	618,620	971,682	172,507	1,417,795
Acquisition expenses (1)	388,834	1,217,631	149,576	731,034	—	880,610
Preferred Equity
Offering Costs	350,000	350,000	—	—	—	—

Total	$16,072,773	$25,275,107	$4,674,857	$11,776,261	$2,455,573	$13,995,545

(1)	Amounts include third party acquisition expenses paid by our Sponsor and reimbursed by the Company.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for
t
he years ended December 31, 2024 and 2025, as well as any related amounts payable, which are included in due to affiliates in the accompanying consolidated balance sheets as of December 31, 2024 and 2025:

	Year Ended December 31, 2024			Year Ended December 31, 2025
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses (including organizational costs)	$12,220,370	$7,066,191	$9,299,781	$9,059,444	$15,589,065	$2,770,160
Asset management fees	4,253,616	2,458,196	2,448,348	4,402,526	5,714,373	1,136,501
Property management fees	1,688,524	798,536	1,150,689	1,871,969	2,404,038	618,620
Acquisition expenses (1)	589,216	146,146	978,373	388,834	1,217,631	149,576
Capitalized
Acquisition related (2)	113,259	452,694	—	—	—	—
Preferred Equity
Offering Costs	—	—	—	350,000	350,000	—

Total	$18,864,985	$10,921,763	$13,877,191	$16,072,773	$25,275,107	$4,674,857

(1)	Amounts include third party acquisition expenses paid by our Sponsor and reimbursed by the Company.
(2)	Amounts include acquisition fees paid to our Sponsor and third party earnest money deposits paid by our Sponsor and reimbursed by the Company.